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First MetLife Investors Insurance Company
200 Park Avenue
New York, New York 10166

May 2, 2014

VIA EDGAR TRANSMISSION
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Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:First MetLife Investors Insurance Company
   First MetLife Investors Variable Annuity Account One
   File Nos. 333-96773/811-08306
   Class VA (offered between June 15, 2001 and October 7, 2011),
   Class AA and Class B
   Rule 497(j) Certification
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Members of the Commission:

   On behalf of First MetLife Investors Insurance Company (the "Company") and First MetLife Investors Variable Annuity Account One (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of supplement, prospectus, and Statement of Additional Information (SAI) (for Class VA (offered between June 15, 2001 and October 7,
2011)) and form of prospectuses and SAI (for Class AA and Class B), all dated April 28, 2014, being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 do not differ from the Prospectuses and Statement of Additional Information contained in Post-Effective Amendment No. 27 for the Account filed electronically with the Commission on April 22, 2014.

If you have any questions, please contact me at (203) 316-8888.

Sincerely,

/s/ John B. Towers
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John B. Towers
Corporate Counsel
Metropolitan Life Insurance Company